Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows used in operating activities
Net loss	$ (7,555)	$ (6,000)	$ (5,524)
Items not affecting cash:
Depreciation	118	98	105
Share-based compensation	735	538	340
Loss from equity investee	235	186	273
Interest expense	365	335	319
Finance cost, net	6	19	29
Gain on sale of investments			(123)
Unrealized foreign exchange gains	(48)	(167)	(176)
Deferred revenue finance costs	4,035	3,450	3,250
Other	9		5
Cash Flows Used In Operations Before Changes In Working Capital	(2,100)	(1,541)	(1,502)
Changes in non-cash operating working capital:
Increase in receivables and prepaids	(27)	(8)	(54)
(Decrease) increase in accounts payable and accrued liabilities	(25)	53	(260)
Cash Flows Used In Operating Activities	(2,152)	(1,496)	(1,816)
Cash flows (used in) from investing activities
Proceeds from sale of investments			1,035
Purchase of equipment	(33)
Cash Flows From (Used In) Used In Investing Activities	(33)		1,035
Cash flows from (used in) financing activities
Repayment of lease liability	(88)	(118)	(80)
Proceeds from issuance of common shares – share options	88	120	46
Proceeds from issuance of common shares – warrants	1,994
Proceeds from issuance of common shares – private placement		3,313
Share issuance costs		(85)
Cash Flows From (Used In) Used In Financing Activities	1,994	3,230	(34)
(Decrease) increase in cash and cash equivalents	(191)	1,734	(815)
Cash and cash equivalents - beginning of year	7,260	5,380	6,154
Effect of exchange rate changes on cash and cash equivalents	21	146	41
Cash and cash equivalents - end of year	$ 7,090	$ 7,260	$ 5,380